Reserve for RSUs (Details Narrative) - CAD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Increase (decrease) through share-based payment transactions, equity	$ 79,617	$ 312,558
Reserve of change in value of time value of options [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through share-based payment transactions, equity	0	90,490
January 30, 2023 [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of RSUs	209,422
July172023 [Member]
IfrsStatementLineItems [Line Items]
Fair Value Of RSUs	1,340,272
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance Of Shares On Vesting Of RSUs Shares			60,000
Increase (decrease) through share-based payment transactions, equity	$ 0
Issued capital [member] | January 30, 2023 [Member]
IfrsStatementLineItems [Line Items]
Issuance Of Shares On Vesting Of RSUs Shares	470,000
Issued capital [member] | July172023 [Member]
IfrsStatementLineItems [Line Items]
Issuance Of Shares On Vesting Of RSUs Shares	200,000